Provision for Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Balance as of January 1,	$ 169	$ 195	$ 52
Increases from tax positions taken during prior periods	16		10
Decreases from tax positions taken during prior periods	(25)	(12)	(7)
Increases from tax positions taken during current period	2	10	140
Decreases relating to settlements with the tax authorities	(23)	(24)
Balance as of December 31,	$ 139	$ 169	$ 195